Cover	12 Months Ended
Sep. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F/A (the “Amendment”) amends the Annual Report on Form 20-F of Bon Natural Life Limited (the “Company”) for the year ended September 30, 2024 (the “Original Filing”), that was originally filed with the U.S. Securities and Exchange Commission on January 28, 2025. The Amendment is being filed to correct a typographical error in Item 3. “Holding Foreign Companies Accountable Act” and to include a copy of the Company’s clawback policy in the exhibit index. Except as described above, the Amendment does not modify or update the disclosures presented in, or exhibits to, the Original Filing in any way. The Amendment continues to speak as of the date of the Original Filing. Furthermore, the Amendment does not reflect events occurring after the filing of the Original Filing. Accordingly, the Amendment should be read in conjunction with the Original Filing, as well as the Company’s other filings made with the SEC pursuant to Section 13(a) or 15(d) of the Exchange Act subsequent to the filing of the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-40517
Entity Registrant Name	BON NATURAL LIFE LIMITED
Entity Central Index Key	0001816815
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 601, Block C, Gazelle Valley
Entity Address, Address Line Two	No.69, Jinye Road
Entity Address, Address Line Three	High-Tech Zone
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	710060
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BON
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,970,558
Document Financial Statement Error Correction [Flag]	false
Auditor Name	YCM CPA INC.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 601, Block C, Gazelle Valley
Entity Address, Address Line Two	No.69, Jinye Road
Entity Address, Address Line Three	High-Tech Zone
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	710060
City Area Code	+ 0086
Local Phone Number	29-88346301
Contact Personnel Name	Yongwei Hu
Contact Personnel Email Address	bonnatural@appchem.cn